INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS

Intangible assets are as follows:

	December 31,
	2021	2020
Acquired technology – Polytherapeutics	$40,433	$40,433
Technology license – Skinvisible	1,000,000	1,000,000
Total cost	1,040,433	1,040,433
Accumulated amortization	(231,829)	(127,785)
Net book value	$808,604	$912,648

The Company recorded amortization expense of approximately $104,000, $104,000, and $21,000 in the years ended December 31, 2021, 2020 and 2019, respectively. Amortization expense for each of the next 5 years is expected to be approximately $104,000, and then approximately $288,000 thereafter.